================================================================================
                       Pilgrim Prime Rate Trust Fiscal 1996 Third Quarter Report


--------------------------------------------------------------------------------
Dear Shareholders:

Pilgrim Prime Rate Trust continued in the third quarter to meet its objectives of providing a high level of monthly income while maintaining a relatively stable net asset value (NAV). During this period short term interest rates did not move significantly. The economy delivered a wide range of mixed signals and until December 19, 1995, the Federal Reserve Board interpreted these signals conservatively, opting for no significant change in prevailing interest rates. Based on $0.214 of dividends declared in the 91 day quarterly period and the $9.67 NAV as of November 30, 1995, the annualized dividend yield for the quarter was 8.90%, compared with a prime rate of 8.75% for the same period.

THIRD QUARTER HIGHLIGHTS

During the quarter ended November 30, 1995, Pilgrim Prime Rate Trust:

CONTINUED TO DELIVER A RELATIVELY STABLE NAV

Asset quality remains acceptable. The portfolio remains highly diversified, a primary strategy of Pilgrim Prime Rate Trust. The NAV on November 30, 1995 represented a $ 0.01 increase in NAV over the closing NAV on August 31, 1995.

ADDED 12 NEW TRANSACTIONS

The Trust's diversified sources of transactions allowed it to review and approve new credits syndicated by seven different institutions. The Trust was able to maintain access to transactions which generated yields consistent with those achieved historically. New credits added to the portfolio include Jackson Products, Inc., Eller Media Co., Cobblestone Golf Group, Inc., Pierce Leahy Corp., Orion Pictures Corp., Fiberite, Inc. and Cedar Chemical Corp.

CONTINUED TO BENEFIT FROM THE STRONG SECONDARY MARKET

The Portfolio Manager was able to buy and sell investments in the strong secondary market generally on favorable terms. The secondary market allows the Portfolio Manager to harvest profits, manage exposure to industries or issues and acquire attractive investments without having to rely on new transaction flow.

CHANGE OF PORTFOLIO MANAGER

As discussed in the last letter to shareholders, Michael McAdams resigned effective mid-November 1995. Mr. McAdams guided the Trust with vision and effectiveness during his eight years as Portfolio Manager and we wish him well in his new position in the institutional arena.

On November 13, 1995, the Trust appointed Howard Tiffen, a newly hired Senior Vice President of Pilgrim America Investments, Inc., to be the Portfolio Manager of the Trust. Mr. Tiffen came to the Trust after nearly 14 years with Continental Bank and Bank of America. He has been actively involved in the syndicated credit and corporate finance markets for nearly 25 of his 30 years in banking. Working with other colleagues at Pilgrim America, he has been able to put in place an analyst team that is experienced in both the capital and corporate finance markets.

OUTLOOK

The Federal Reserve Board announced a 25 basis point reduction in the discount rate on December 19, 1995, which led to an immediate cut in the prime rate to 8.50%. During the coming months, the Trust's dividend will adjust to the new level of interest rates. Balancing this, the Portfolio Manager sees a healthy pipeline of new transactions into the first quarter of 1996 being generated by a broad array of major banks and other financial institutions. This should ensure continued diversification and maintenance of the historical relationship between the prime rate and the Trust's dividend.

It is generally felt that credit risk is increasing. The Portfolio Manager sees isolated examples of this in the Trust's portfolio. In fact, during December, the Trust's NAV was reduced by $0.02 to reflect the lowered valuation of two credits. First, the New Almacs Inc. bankruptcy proceeding has advanced. Second, the Portfolio Manager is monitoring Color Tile, Inc. closely as its new management team implements it's 1996 Business Plan, but in view of the continued uncertainty, the Portfolio Manager has further reduced the carrying value of this investment. Additionally, we continue to

================================================================================
                       Pilgrim Prime Rate Trust Fiscal 1996 Third Quarter Report


--------------------------------------------------------------------------------

closely monitor the ongoing efforts of Rowe International, Inc. as it consolidates operations and introduces new products. The Portfolio Manager will continuously manage this risk and will emphasize credit quality in new investments.

The Trust is ranked number one among the five funds in the "Loan Participation Fund" category according to Lipper Analytical Services for each of the one, three and five-year periods ended September 30, 1995, October 31, 1995 and November 30, 1995.*

As always, our goal is for every investor to have a successful investment experience. We appreciate your continued support and confidence, and welcome your questions and comments.

                              Sincerely,

                              /s/ Robert W. Stallings

                              Robert W. Stallings
                              Chairman and Chief Executive Officer
                              January 2, 1996

Pilgrim Prime Rate Trust is a closed-end management investment company listed on the New York Stock Exchange (Symbol: PPR) that seeks to provide a high level of current income, consistent with preservation of capital. The Trust seeks to achieve these objectives by investing in a portfolio of senior, collateralized corporate loans, whose interest rates float with the prime lending rate as posted by major banks or LIBOR (London Inter-Bank Offered Rate).

* Source: Lipper Analytical Services, Inc. Lipper ranked Pilgrim Prime Rate Trust for total return, without deducting sales charges, and assuming reinvestment of all dividends and capital gains distributions.


Performance data represents past performance and is no guarantee of future results. Investment return will fluctuate. Shares, when sold, may be worth more or less than their original cost.

For a free prospectus on any Pilgrim America open-end fund which contain more complete information, including all fees, charges and expenses, please call your investment professional or Pilgrim America at 1-800-334-3444. Be sure to read the prospectus carefully before investing or sending money. Pilgrim America open-end funds are offered through PILGRIM AMERICA SECURITIES, INC. DISTRIBUTOR.

-----
    2

================================================================================
                       Pilgrim Prime Rate Trust Fiscal 1996 Third Quarter Report


--------------------------------------------------------------------------------
TOLL-FREE SHAREHOLDER INFORMATION

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for Account Information or special account services at 1-800-331-1080.

WRITTEN REQUESTS

Please mail all account inquiries and other comments to:
Pilgrim America Group, Inc.
Two Renaissance Square
40 North Central Avenue, Suite 1200
Phoenix, Arizona 85004-4224
Attn : Pilgrim Prime Rate Trust Account Services

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

Trust shareholders whose shares are registered in their own names will automatically be paid distributions in cash, unless an election is made to reinvest the payments in additional shares of the Trust, at reduced brokerage commissions, pursuant to the Dividend Reinvestment and Cash Purchase Plan. The Plan also provides for a convenient method to add to shareholders' holdings by enabling them to make periodic cash purchases. For a copy of the Plan, or for more information, contact our Shareholder Service Department at 1-800-331-1080.

STOCK DATA

The Trust's Shares are traded on the New York Stock Exchange (Symbol: PPR). The Trust's NAV and market price are tracked weekly under the "Closed-End Funds" featured in Barron's, the New York Times, Wall Street Journal and many other regional and national publications.

ANNUAL MEETING

Annual shareholder meetings are held at the executive offices of Pilgrim America Group, Inc. As of this date the next shareholder meeting has not been scheduled.


KEY FINANCIAL DATES - Calendar 1996 Dividends:

Declaration Date                 Ex-Date                        Payable Date
--------------------------------------------------------------------------------
January 31                       February 8                     February 23
February 29                      March 7                        March 21
March 29                         April 3                        April 18
April 30                         May 8                          May 22
May 31                           June 6                         June 20
June 28                          July 3                         July 18
July 31                          August 8                       August 22
August 30                        September 5                    September 19
September 30                     October 8                      October 23
October 31                       November 7                     November 22
November 29                      December 5                     December 19
December 20                      December 27                    January 13, 1997


Record date will be two business days after each Ex-Date.

INSTITUTIONAL INVESTOR CONTACTS

Institutional investor and analyst comments should be directed to:
Pilgrim Prime Rate Trust
Investor Relations Department
c/o Pilgrim America Group, Inc. or
by calling 1-602-417-8256

-----
    3

        PORTFOLIO OF INVESTMENTS (UNAUDITED)
        NOVEMBER 30, 1995
=========================

                                           SENIOR COLLATERALIZED LOAN PARTICIPATIONS:  92.7%*
  PRINCIPAL
   AMOUNT                            (DOLLAR WEIGHTED PORTFOLIO INTEREST RESET PERIOD IS 41 DAYS.)                         VALUE
  ---------                                                                                                                -----
                      AEROSPACE PRODUCTS & SERVICES:  6.0%
$ 14,917,607          Aviall, Inc. (aircraft engine maintenance) November 2000....................................  $ 14,917,607
   8,000,000          Dallas Airmotive, Inc. (aircraft engine maintenance) March 2001.............................     8,000,000
   5,975,957          Grimes Aerospace Corp. (aerospace products) December 1999...................................     5,378,361
   5,000,000          Gulfstream Delaware Corp. (aircraft manufacturer) March 1998................................     5,000,000
  18,549,759          VSI Corp. (aerospace products) March 1997...................................................    18,549,759
                                                                                                                    ------------
                                                                                                                      51,845,727
                                                                                                                    ------------
                      APPAREL & TEXTILES: 2.2%
   1,077,706          Butterick Pattern Co. (sewing aids) May 1996................................................       996,878
  10,935,025          Chicopee, Inc. (specialty fabrics) March 2003...............................................    10,935,025
   7,000,000          Humphreys, Inc. (belts and personal leather goods) January 2003.............................     7,000,000
                                                                                                                    ------------
                                                                                                                      18,931,903
                                                                                                                    ------------
                      COMMUNICATION SERVICES: 1.5%
  12,500,000          Paging Network Inc. (paging services) March 2002............................................    12,531,250
                                                                                                                    ------------
                      CONSTRUCTION PRODUCTS AND SERVICES:  3.0%
  19,800,000          MTF Acquisition Corp. (paint and coating products) November 2002............................    19,800,000
   4,000,000          The Presley Companies (homebuilder) May 1997................................................     4,000,000
   2,442,741          United Building Materials, Inc. (stone and concrete products) March 1996....................     2,381,673
                                                                                                                    ------------
                                                                                                                      26,181,673
                                                                                                                    ------------
                      CONTAINER PRODUCTS:  2.5%
  10,000,000          Reid Plastics Inc. (plastic bottle manufacturer) January 2002...............................    10,000,000
  12,000,000          Silgan Corp. (metal and plastic containers) September 1996..................................    12,045,000
                                                                                                                    ------------
                                                                                                                      22,045,000
                                                                                                                    ------------
                      DIVERSIFIED MANUFACTURING:  9.6%
  19,950,000          Graco Children's Products, Inc. (juvenile products) June 2003...............................    19,950,000
  10,000,000          Jackson Products, Inc. (industrial safety equipment manufacturer) September 2003............    10,000,000
     978,489 (2)      KDI Corp. (defense and leisure products) March 1998.........................................       783,099
   5,824,784          Mail-Well Corp. (envelopes and specialty printing) July 2003................................     5,824,784
  10,000,000          Merkle-Korfff Industries (custom industrial electric motors) March 2003.....................    10,000,000
  16,965,929          Pullman Company (transportation, industrial products) September 2000........................    16,965,929
   8,175,000          Rowe International, Inc. (vending machine, jukebox and currency changer manufacturer)
                        June 2000.................................................................................     7,806,250
  12,361,111          Spalding & Evenflo Companies, Inc. (sporting goods, juvenile products) October 2002.........    12,361,111
                                                                                                                    ------------
                                                                                                                      83,691,173
                                                                                                                    ------------
                      ELECTRONIC EQUIPMENT: 2.3%
  12,500,000          Dictaphone Acquisition, Inc. (dictation and recording equipment) June 2002..................    12,500,000
   7,500,000          K-Tec Holdings (telephone and communications equipment) March 2004..........................     7,500,000
                                                                                                                    ------------
                                                                                                                      20,000,000
                                                                                                                    ------------
                      FOOD/BEVERAGE PRODUCTS AND SERVICES:  3.5%
   6,875,000          Bumble Bee Seafoods, Inc. (canned seafood) December 1996....................................     6,875,000
   4,500,000          Edward's Baking Company (food and tobacco products) September 2002..........................     4,500,000
   2,162,262          Tom's Foods, Inc. (snack foods) December 1998...............................................     2,108,205
  16,976,865          U.S. Foodservice, Inc. (food wholesaler) November 2000......................................    16,976,865
                                                                                                                    ------------
                                                                                                                      30,460,070
                                                                                                                    ------------
                      FOOD STORES:  3.1%
  12,499,741          Dominick's Finer Foods, Inc. (Chicago supermarkets) September 2003..........................    12,530,991
   1,040,312 (1)      New Almac's Inc. (formerly Almac's, Rhode Island supermarkets) December 2001................     1,014,305
  13,300,000          Ralphs Grocery Company (California and midwest supermarkets) June 2001......................    13,333,250
                                                                                                                    ------------
                                                                                                                      26,878,546
                                                                                                                    ------------

-----
    4

  PRINCIPAL
   AMOUNT                                                                                                                  VALUE
  ---------                                                                                                                -----
                      GENERAL MERCHANDISE STORES:  4.2%
$ 20,000,000          Liberty House, Inc. (Hawaiian department store chain) June 2002.............................  $ 20,000,000
  16,763,408          Saks and Company (general merchandise retailer) June 2000...................................    16,763,408
                                                                                                                    ------------
                                                                                                                      36,763,408
                                                                                                                    ------------
                      HEALTH CARE SERVICES:  2.2%
   6,068,980          Covenant Care, Inc. (operator of long-term health care facilities) June 1999................     6,068,980
   7,000,000          H.E.C. Investments, Inc. (health club operator) December 2000...............................     7,000,000
   1,625,000          IVAC Corporation (manufacturer of intravenous and vital sign measurement instruments)
                        December 1999.............................................................................     1,625,000
   4,220,432          Mediq/PRN Life Support Inc. (hospital equipment leasing) September 1998.....................     4,220,432
                                                                                                                    ------------
                                                                                                                      18,914,412
                                                                                                                    ------------
                      HEALTH & BEAUTY PRODUCTS:  3.7%
  17,500,000          ICON Health & Fitness Co. (exercise equipment) November 2001................................    17,500,000
  10,000,000          Mary Kay Cosmetics, Inc. (client sale cosmetics) December 2002..............................    10,000,000
   5,000,000          Revlon Inc. (cosmetics manufacturer) June 1997..............................................     5,000,000
                                                                                                                    ------------
                                                                                                                      32,500,000
                                                                                                                    ------------
                      INDUSTRIAL EQUIPMENT:  6.3%
   5,000,000          Calmar (non-aerosol fluid dispensing systems) March 2003....................................     5,000,000
   9,250,000          Cedar Chemical Corp. (specialized chemicals) October 2003...................................     9,250,000
   5,000,000          Graphic Controls Corp. (industrial and medical charts) September 1999.......................     5,000,000
   4,657,315          Intermetro Industries Inc. (storage and material transport products) December 2002..........     4,657,315
   9,958,333          National Propane Inc. (propane distribution) June 2002......................................     9,958,333
   5,800,000          National Refractories Inc. (kiln lining materials) September 1999...........................     5,800,000
   1,208,396          Newflo Corporation (pump and valve manufacturer) February 1998..............................     1,208,396
   9,960,000          Primeco, Inc. (equipment rental) December 2000..............................................     9,960,000
   4,025,915          Sperry Marine, Inc. (manufacturer of navigation products) November 2000.....................     4,025,915
                                                                                                                    ------------
                                                                                                                      54,859,959
                                                                                                                    ------------
                      INDUSTRIAL SERVICES: 3.0%
   7,000,000          Bankers Systems, Inc. (compliance services to banking industry) November 2002...............     7,000,000
   8,999,998          Clean Harbors (industrial cleaning) May 2000................................................     8,999,998
   9,580,000          Staff Capital, L.P. (payroll and human resource services) December 1999.....................     9,580,000
                                                                                                                    ------------
                                                                                                                      25,579,998
                                                                                                                    ------------
                      MEDIA/ENTERTAINMENT:  8.6%
   7,250,000          Eller Media Co. (outdoor advertising) December 2003.........................................     7,250,000
  20,000,000          Metro-Goldwyn-Mayer, Inc. (motion picture distribution) April 1997..........................    20,000,000
   9,496,667          Orion Pictures Corp. (theatrical motion pictures) December 2000.............................     9,496,667
   9,950,000          Phoenix Associates Inc. (cable television company) December 1999............................     9,950,000
   8,530,352          U. S. Radio Holdings (independent radio stations) September 2003............................     8,530,352
  19,394,097          Ziff-Davis Corporation (electronics trade magazine publishing) December 2002................    19,394,097
                                                                                                                    ------------
                                                                                                                      74,621,116
                                                                                                                    ------------
                      METAL PRODUCTS:  5.4%
  10,000,000          GS Technologies (metal products fabricator) September 2002..................................    10,000,000
  14,064,750          The Hawk Group of Companies, Inc. (friction materials, metal stampings and powder metal)
                        June 2002.................................................................................    14,064,750
  19,500,000          Titanium Metals, Inc. (metal smelter) April 1996............................................    19,500,000
   3,250,000          Triangle Wire and Cable Inc. (metal products fabricator) April 1997.........................     3,250,000
                                                                                                                    ------------
                                                                                                                      46,814,750
                                                                                                                    ------------
                      MISCELLANEOUS COMPANIES:  5.9%
   9,698,690          Cobblestone Golf Group, Inc. (golf courses) September 2001..................................     9,698,690
   6,000,000          Explosive Technologies Corp. (industrial explosives manufacturer) February 1998.............     6,000,000
     289,414          General Acquatics, Inc. (swimming pool manufacturer) June 2000..............................       419,992

-----
    5

  PRINCIPAL
   AMOUNT                                                                                                                  VALUE
  ---------                                                                                                                -----
                      MISCELLANEOUS COMPANIES (CONTINUED)
$ 10,000,000          Intesys Technologies, Inc. (contract engineering and manufacturing) December 2001...........  $ 10,000,000
   2,500,000          Liggett Group Inc. (tobacco products) March 1997............................................     2,500,000
  10,606,396          Six Flags Theme Parks (amusement parks) June 2003...........................................    10,606,396
  12,000,000          Worldwide Sports & Recreation Corp. (optics, airguns & sports products) March 2001..........    12,000,000
                                                                                                                    ------------
                                                                                                                      51,225,078
                                                                                                                    ------------
                      PAPER PRODUCTS:  2.7%
  10,000,000          Crown Paper Co. (coated paper products) August 2003.........................................    10,025,000
  10,000,000          Stone Container Corp. (diversified paper products) October 2003.............................    10,025,000
   2,899,000          Supremex, Inc. (Canadian envelope manufacturer) July 2003...................................     2,899,000
                                                                                                                    ------------
                                                                                                                      22,949,000
                                                                                                                    ------------
                      PUBLISHING AND INFORMATION SERVICES:  2.0%
   7,500,000          NBC Acquisition (wholesale and retail textbooks) August 2003................................     7,500,000
  10,000,000          Pierce Leahy Corp. (document storage) July 2000.............................................    10,000,000
                                                                                                                    ------------
                                                                                                                      17,500,000
                                                                                                                    ------------
                      RESTAURANTS:  3.0%
  19,180,448          America's Favorite Chicken Co. (quick service restaurant chain) November 1998...............    19,180,448
   5,780,467          Friendly's Ice Cream Company (Northeastern restaurant chain) January 1996...................     5,029,007
   1,789,236          Long John Silvers Inc. (quick service seafood restaurant chain) December 1998...............     1,789,236
                                                                                                                    ------------
                                                                                                                      25,998,691
                                                                                                                    ------------
                      SPECIALTY CHEMICALS:  1.0%
   9,000,000          Fiberite, Inc. (plastic composite manufacturer) December 2001...............................     9,000,000
                                                                                                                    ------------
                      SPECIALTY RETAILING:  3.5%
   4,844,340          Camelot Music, Inc. (music stores) February 2002............................................     4,723,231
  15,193,333          Color Tile, Inc. (home improvement retailer) December 1998..................................    14,053,833
   2,484,184          M & H Drugs, Inc. (Midwestern retail drugstores) March 1996.................................     2,422,080
   9,000,000          Murray's Discount Auto Parts (auto parts retailer) September 2001...........................     9,000,000
                                                                                                                    ------------
                                                                                                                      30,199,144
                                                                                                                    ------------
                      TRANSPORTATION:  7.5%
   5,750,000          Cruise Ship L.L.C. (cruise ship operator) July 2001.........................................     5,750,000
   2,054,668          Gateway Western Railway (regional railroad) December 2000...................................     2,054,668
  37,353,979          Northwest Airlines, Inc. (international airline) December 1999..............................    37,353,979
  20,000,000          Sky Chefs International (airline food service) September 2003...............................    20,000,000
                                                                                                                    ------------
                                                                                                                      65,158,647
                                                                                                                    ------------
                          Total Senior Collateralized Loan Participations (Cost $808,123,030).....................   804,649,545
                                                                                                                    ------------
                                                       OTHER CORPORATE DEBT: 0.1%
                      FOOD STORES: 0.1%
   1,110,798 (1)      New Almac's Inc. (formerly Almac's, Rhode Island supermarkets)
                        Senior Subordinated Note, December 2004...................................................       833,099
                                                                                                                    ------------
                          Total Other Corporate Debt (Cost $848,197)..............................................       833,099
                                                                                                                    ------------
                                                COMMON STOCK AND PREFERRED STOCK:  0.9%
    SHARES                                                                                                                 VALUE
  ---------                                                                                                                -----
                      DIVERSIFIED MANUFACTURING:  0.1%
     100,000 @        Interco, Inc.---common (furniture)..........................................................       837,500
       2,633 (2)      KDI Corp.---common (defense and leisure products)...........................................            --
                                                                                                                    ------------
                                                                                                                         837,500
                                                                                                                    ------------

-----
    6

    SHARES                                                                                                                 VALUE
  ---------                                                                                                                -----
                      ELECTRONIC PRODUCTS:  0.2%
     174,951 @(R)     MICOM Communications Corp.--common (wide area networking products)..........................   $ 1,594,241
                                                                                                                    ------------
                      RESTAURANTS: 0.4%
     413,980 @(R)     America's Favorite Chicken Co.--common (quick service restaurant chain).....................       786,562
      24,848 (R)      America's Favorite Chicken Co.--preferred (quick service restaurant chain)..................     2,484,800
      17,664 @        Flagstar, Inc.--common (family restaurants and institutional food service companies)........        72,864
                                                                                                                    ------------
                                                                                                                       3,344,226
                                                                                                                    ------------
                      TEXTILES: 0.2%
      12,764 @(R)     Dan River (Braelan) Corp.---common (diversified textiles)...................................     2,288,045
                                                                                                                    ------------
                      Total Common Stock and Preferred Stock (Cost $4,621,827)....................................     8,064,012
                                                                                                                    ------------
                                          STOCK PURCHASE WARRANTS AND OTHER SECURITIES:  0.2%
      48,930 @(R)     Autotote Systems, Inc., Warrants (designer and manufacturer of wagering equipment),
                        Exercise price $3.835, Expires 10/30/03...................................................        48,441
       8,771 @(R)     Cruise Ship L.L.C., Warrants (cruise ship operator), Exercise Price $.01, Expires 7/1/04....       276,584
  18,954,373 @(R)     Gateway Western Railway, Warrants (regional railroad), Exercise Price $.001.................       497,818
      26,606 @(R)(2)  KDI Corp. Units of Trust (defense and leisure products).....................................            --
           1 @(R)     Staff Capital, L.P., Warrants (payroll and human resource services), Expires 11/5/03........       540,000
      45,000 @(R)(1)  Victory Holding Corp., Warrants (Rhode Island supermarkets), Exercise Price $10,
                        Expires 12/1/01...........................................................................            --
                                                                                                                    ------------
                      Total Stock Purchase Warrants and Other Securities  (Cost $2,239,007).......................     1,362,843
                                                                                                                    ------------
                                                     SHORT-TERM INVESTMENTS:  6.0%
  PRINCIPAL
   AMOUNT
  ---------
                      U.S. AGENCY DISCOUNT NOTES:  6.0%
$ 52,052,000          Federal Home Loan Mortgage Corporation, 5.80%, Due 12/1/95..................................    52,052,000
                                                                                                                    ------------
                      Total Short-Term Investments (Cost $52,052,000).............................................    52,052,000
                                                                                                                    ------------
                      TOTAL INVESTMENTS (COST $867,231,512)....................................         99.9%        866,961,499
                      CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES-NET.......................          0.1           1,154,099
                                                                                                       -----        ------------
                      TOTAL NET ASSETS.........................................................        100.0%       $868,115,598
                                                                                                       =====        ============


    ====================

@   Non-income producing security

(R) Restricted security

* Collaterized loan participations, while exempt from registration under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. These collaterized loan participations bear interest (unless otherwise noted) at rates that float periodically at a margin above the Prime Rate of a U. S. bank specified in the credit agreement, LIBOR, the certificate of deposit rate, or in some cases another base lending rate

(1) The borrower filed for protection under Chapter 11 of the U.S. Federal bankruptcy code and is in the process of developing a plan of reorganization

(2) The borrower filed for protection under Chapter 7 of the U.S. Federal bankruptcy code and is in the process of developing a plan of liquidation

-----
    7

================================================================================
                                PILGRIM AMERICA
                                     FUNDS
--------------------------------------------------------------------------------

OPEN-END FUNDS

ELITE SERIES:

Pilgrim America MagnaCap Fund
Pilgrim America High Yield Fund
Pilgrim Government Securities Income Fund

MASTERS SERIES:

Pilgrim America Masters Asia-Pacific Equity Fund
Pilgrim America Masters MidCap Value Fund
Pilgrim America Masters LargeCap Value Fund

CLOSED-END FUNDS

Pilgrim Regional BankShares/SM/
Pilgrim Prime Rate Trust/(TM)/

MONEY MARKET FUND

Pilgrim America General Money Market Shares


Pilgrim America General Money Market Shares is a class of the Cortland General Money Market Fund Series of Cortland Trust, Inc.

Prospectuses containing more complete information about the money market and open-end funds, including charges and expenses, may be obtained from PILGRIM AMERICA SECURITIES, INC. DISTRIBUTOR. Please read the prospectus carefully before you invest or send money.

----------------------------------------
    Two Renaissance Square
    40 North Central Avenue
    Suite 1200
    Phoenix, Arizona 85004-4424
----------------------------------------

    Pilgrim Prime Rate Trust

    INVESTMENT MANAGER
    Pilgrim America Investments, Inc.
    Two Renaissance Square
    40 North Central Avenue
    Suite 1200
    Phoenix, Arizona 85004-4424

    SHAREHOLDER SERVICING AGENT
    Pilgrim America Group, Inc.
    Two Renaissance Square
    40 North Central Avenue
    Suite 1200
    Phoenix Arizona 85004-4424
    1-800-331-1080

    TRANSFER AGENT
    Investors Fiduciary Trust Company
    c/o DST Systems, Inc.
    P.O. Box 419368
    Kansas City, Missouri 64141


              ----------

            PILGRIM AMERICA
                 FUNDS


   This report is submitted for the
      general information of the
       shareholders of the fund.

RRD 61 13-SS-010196 012296



PILGRIM AMERICA
    FUNDS

----------------------------------------
               Pilgrim
           Prime Rate Trust
----------------------------------------

                    Third Quarter Report
                       November 30, 1995